Income Taxes (Details) - Schedule of federal income tax rate	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Schedule Of Federal Income Tax Rate Abstract
Statutory federal income tax rate			21.00%			21.00%
State taxes, net of federal tax benefit			0.00%			0.00%
Change in fair value of derivative warrant liabilities			(16.60%)			(55.50%)
Non-deductible transaction costs			(0.20%)
Stock compensation expense			(4.00%)			1.30%
Change in valuation allowance	21.00%	21.00%	(0.20%)	21.00%	21.00%	33.20%
Income tax provision			0.00%			0.00%